Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions		Share capital	Share premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested unrestricted equity	Retained earnings/(Accumulated deficit)	Total shareholders’ equity	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2020		€ 246	€ 443	€ (352)	€ (1,295)	€ 1,910	€ 15,656	€ (4,143)	€ 12,465	€ 80	€ 12,545
Profit for the year								1,623	1,623	22	1,645
Other comprehensive income					899	2,309		(17)	3,191	7	3,198
Total comprehensive (loss)/income for the year		0	0	0	899	2,309	0	1,606	4,814	29	4,843
Share-based payments			108						108		108
Settlement of share-based payments			(97)				70		(27)		(27)
Dividends									0	(7)	(7)
Total transactions with owners		0	11	0	0	0	70	0	81	(7)	74
Balance as of end of the year at Dec. 31, 2021		246	454	(352)	(396)	4,219	15,726	(2,537)	17,360	102	17,462
Profit for the year								4,250	4,250	9	4,259
Other comprehensive income					565	(314)		(1)	250	(1)	249
Total comprehensive (loss)/income for the year		0	0	0	565	(314)	0	4,249	4,500	8	4,508
Share-based payments			149						149		149
Settlement of share-based payments			(100)				73		(27)		(27)
Acquisition of treasury shares	[1]			(300)			(12)		(312)		(312)
Cancellation of treasury shares	[1]			300			(300)		0		0
Dividends								(337)	(337)	(17)	(354)
Total transactions with owners		0	49	0	0	0	(239)	(337)	(527)	(17)	(544)
Balance as of end of the year at Dec. 31, 2022		246	503	(352)	169	3,905	15,487	1,375	21,333	93	21,426
Profit for the year								665	665	14	679
Other comprehensive income					(418)	(300)		(25)	(743)	(4)	(747)
Total comprehensive (loss)/income for the year		0	0	0	(418)	(300)	0	640	(78)	10	(68)
Share-based payments			202						202		202
Settlement of share-based payments			(77)				59		(18)		(18)
Acquisition of treasury shares	[1]			(303)			12		(291)		(291)
Cancellation of treasury shares	[1]			303			(303)		0		0
Disposal of subsidiaries									0	(2)	(2)
Dividends								(611)	(611)	(10)	(621)
Total transactions with owners		0	125	0	0	0	(232)	(611)	(718)	(12)	(730)
Balance as of end of the year at Dec. 31, 2023		€ 246	€ 628	€ (352)	€ (249)	€ 3,605	€ 15,255	€ 1,404	€ 20,537	€ 91	€ 20,628

[1]	Treasury shares have been acquired as part of the share buyback program announced on 3 February 2022 using the reserve for invested unrestricted equity. The shares repurchased in the first phase of the program between 14 February and 11 November 2022 were cancelled on 8 December 2022. The shares repurchased in the second phase of the program between 2 January and 10 November 2023 were cancelled on 30 November 2023. Refer to Note 5.1. Equity for more information.